RECOVERABLE TAXES - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ICMS
Opening balance	R$ (1,452,435)	R$ (1,103,807)
Addition	316,741	399,838
Reversal	186,014	51,210
Write-off	1,201
Closing balance	R$ (1,581,961)	R$ (1,452,435)